USLICO SERIES FUND
              INVESTMENT STRATEGIES AND PERFORMANCE OF THE STOCK PORTFOLIO

   Newbold's Asset Management, Inc. (the "Sub-Adviser") is responsible for the investments and reinvestments of the Stock Portfolio's assets. They are "value oriented" in their investment philosophy, which means they proceed from the premise that investment value and return can best be realized through buying companies with a low price relative to current earnings. This "bottom up" approach seeks to identify companies whose earnings growth suggests an increasing stream of future dividend income, and whose shares' pricing represents a level below realizable value.

   In the continued strong stock market environment during 1996, Newbold's participated reasonably well given their value-style investment approach. Individual stock selection, particularly in the Energy and Healthcare sectors, contributed positively to the year's results. The shortfall in return relative to the S&P 500 was largely due to the Fund's underweighting in bank stocks and the high-performing Technology sector relative to the index, and to a higher weighting in the lagging Utility sector. Newbold's investment approach precluded them from holding a full market weighting in Technology due to the increased weighting in the Financial sector and reduced commitment to Utility stocks in comparison with the prior year. Consistent with Newbold's investment philosophy, the Fund continues to be positioned in a portfolio of high quality stocks with low valuations and high current dividend yields.


COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
BETWEEN THE STOCK PORTFOLIO AND THE S&P 500 INDEX

    Year             Stock        S&P 500
                    Portfolio      Index
                 (in thousands of dollars)
   12/86             10.0          10.0
   12/87             10.4          10.2
   12/88             11.5          11.5
   12/89             14.3          14.6
   12/90             13.3          13.6
   12/91             15.7          17.2
   12/92             16.6          18.0
   12/93             18.3          19.3
   12/94             18.8          19.0
   12/95             24.8          25.4
   12/96             30.5          30.6

*-$10,000 INVESTED ON 12/31/86 IN FUND OR INDEX INCLUDING REINVESTMENT OF DIVIDENDS
FISCAL YEARS ENDED 12/31

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company separate accounts.
The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 18.20%, 11.01% and 8.84%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                USLICO SERIES FUND
           INVESTMENT STRATEGIES AND PERFORMANCE OF THE BOND PORTFOLIO

   The responsibility for investments and reinvestments in the Bond Portfolio is with Washington Square Advisers, Inc. (the "Adviser"), which is affiliated with ReliaStar Bankers Security Life Insurance Company and United Services Life Insurance Company. Investments are primarily in investment-grade intermediate to long-term corporate bonds. During 1996, the Bond Portfolio was primarily invested in corporate bonds rated "A" or better by Moody's or Standard & Poor's. The Portfolio holds no Collateralized Mortgage Obligations. The average maturity of the bonds was less than ten years. The composition of the Portfolio holdings tended to have heavier emphasis on corporate bonds than that of its most representative industry index, which is the Lehman Brothers Government/Corporate Bond Index. The Total Return for 1996, after all expenses at the Portfolio level was 2.70%.


COMPARISON OF 114 MONTH CUMULATIVE TOTAL RETURN*
BETWEEN THE BOND PORTFOLIO AND THE LEHMAN BROS GOV'T CORP INDEX

   Period          Bond         Lehman Bros
                 Portfolio   Gov't Corp Index
               (in thousands of dollars)
  6/25/87         10.0           10.0
  12/87           10.1           10.1
  12/88           11.1           10.9
  12/89           12.5           12.4
  12/90           13.0           13.5
  12/91           14.9           15.6
  12/92           16.0           16.8
  12/93           17.7           18.7
  12/94           17.1           18.0
  12/95           20.1           21.5
  12/96           20.7           22.1

*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME
FISCAL YEARS ENDED 12/31

   Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company separate accounts.
The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 1.59%, 5.95% and 6.99%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                    USLICO SERIES FUND
      INVESTMENT STRATEGIES AND PERFORMANCE OF THE ASSET ALLOCATION PORTFOLIO

   This Portfolio consists of stocks, intermediate to long term bonds of primarily investment grade and money market instruments. The stocks are chosen by Newbold's, which is also responsible for choosing the stocks in the Stock Portfolio. It is a "value oriented" investment manager and uses the same strategies to pick stocks for this Portfolio as is described under "Investment Strategies and Performance of the Stock Portfolio." The Adviser for the bonds and money market portions is Washington Square Advisers, Inc.. During 1996, the bonds in the Portfolio were primarily corporate bonds rated "A" or better by Moody's or Standard and Poor's. The Portfolio holds no Collateralized Mortgage Obligations. The average maturity of the bonds was less than ten
years.   Bond holdings were slightly shorter in duration with heavier emphasis on corporate bonds than that of Lehman Brothers Government/Corporate Bond Index. The Total Return for 1996, after all expenses at the Portfolio level, was 12.44%.


COMPARISON OF 114 MONTH CUMULATIVE TOTAL RETURN*
BETWEEN THE ASSET ALLOCATION PORTFOLIO, LEHMAN BROS
GOV'T CORP INDEX AND S&P500 INDEX

 Period       Asset Allocation   Lehman Bros        S&P 500
                 Portfolio     Gov't Corp Index      Index
                         (in thousands of dollars)
6/25/87            10.0           10.0               10.0
12/87               9.5           10.1               10.1
12/88              10.5           10.9               11.4
12/89              12.2           12.4               14.4
12/90              12.3           13.5               13.5
12/91              14.1           15.6               17.1
12/92              15.2           16.8               17.8
12/93              16.8           18.7               19.1
12/94              16.6           18.0               18.8
12/95              20.8           21.5               25.2
12/96              23.4           22.1               30.3


*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME
FISCAL YEARS ENDED 12/31


Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company separate accounts.
The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 8.55%, 4.99% and 2.61%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             USLICO SERIES FUND
           INVESTMENT STRATEGIES AND PERFORMANCE OF THE STOCK PORTFOLIO

   Newbold's Asset Management, Inc. (the "Sub-Adviser") is responsible for the investments and reinvestments of the Stock Portfolio's assets. They are "value oriented" in their investment philosophy, which means they proceed from the premise that investment value and return can best be realized through buying companies with a low price relative to current earnings. This "bottom up" approach seeks to identify companies whose earnings growth suggests an increasing stream of future dividend income, and whose shares' pricing represents a level below realizable value.

   In the continued strong stock market environment during 1996, Newbold's participated reasonably well given their value-style investment approach. Individual stock selection, particularly in the Energy and Healthcare sectors, contributed positively to the year's results. The shortfall in return relative to the S&P 500 was largely due to the Fund's underweighting in bank stocks and the high-performing Technology sector relative to the index, and to a higher weighting in the lagging Utility sector. Newbold's investment approach precluded them from holding a full market weighting in Technology due to the increased weighting in the Financial sector and reduced commitment to Utility stocks in comparison with the prior year. Consistent with Newbold's investment philosophy, the Fund continues to be positioned in a portfolio of high quality stocks with low valuations and high current dividend yields.


COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
BETWEEN THE STOCK PORTFOLIO AND THE S&P 500 INDEX

    Year             Stock        S&P 500
                    Portfolio      Index
                 (in thousands of dollars)
  12/86              10.0          10.0
  12/87              10.4          10.2
  12/88              11.5          11.5
  12/89              14.3          14.6
  12/90              13.3          13.6
  12/91              15.7          17.2
  12/92              16.6          18.0
  12/93              18.3          19.3
  12/94              18.8          19.0
  12/95              24.8          25.4
  12/96              30.5          30.6

*-$10,000 INVESTED ON 12/31/86 IN FUND OR INDEX INCLUDING REINVESTMENT    OF
DIVIDENDS
FISCAL YEARS ENDED 12/31

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company separate accounts.
The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 19.59%, 12.80% and 7.82%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 USLICO SERIES FUND
              INVESTMENT STRATEGIES AND PERFORMANCE OF THE BOND PORTFOLIO

   The responsibility for investments and reinvestments in the Bond Portfolio is with Washington Square Advisers, Inc. (the "Adviser"), which is affiliated with ReliaStar Bankers Security Life Insurance Company and United Services Life Insurance Company. Investments are primarily in investment-grade intermediate to long-term corporate bonds. During 1996, the Bond Portfolio was primarily invested in corporate bonds rated "A" or better by Moody's or Standard & Poor's. The Portfolio holds no Collateralized Mortgage Obligations. The average maturity of the bonds was less than ten years. The composition of the Portfolio holdings tended to have heavier emphasis on corporate bonds than that of its most representative industry index, which is the Lehman Brothers Government/Corporate Bond Index. The Total Return for 1996, after all expenses at the Portfolio level was 2.70%.


COMPARISON OF 114 MONTH CUMULATIVE TOTAL RETURN*
BETWEEN THE BOND PORTFOLIO AND THE LEHMAN BROS GOV'T CORP INDEX

 Period            Bond         Lehman Bros
                 Portfolio   Gov't Corp Index
               (in thousands of dollars)
6/25/87            10.0            10.0
12/87              10.1            10.1
12/88              11.1            10.9
12/89              12.5            12.4
12/90              13.0            13.5
12/91              14.9            15.6
12/92              16.0            16.8
12/93              17.7            18.7
12/94              17.1            18.0
12/95              20.1            21.5
12/96              20.7            22.1


*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME
FISCAL YEARS ENDED 12/31

   Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company separate accounts.
The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 1.56%, 5.35% and 6.14%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            USLICO SERIES FUND
     INVESTMENT STRATEGIES AND PERFORMANCE OF THE ASSET ALLOCATION PORTFOLIO

   This Portfolio consists of stocks, intermediate to long term bonds of primarily investment grade and money market instruments. The stocks are chosen by Newbold's, which is also responsible for choosing the stocks in the Stock Portfolio. It is a "value oriented" investment manager and uses the same strategies to pick stocks for this Portfolio as is described under "Investment Strategies and Performance of the Stock Portfolio." The Adviser for the bonds and money market portions is Washington Square Advisers, Inc.. During 1996, the bonds in the Portfolio were primarily corporate bonds rated "A" or better by Moody's or Standard and Poor's. The Portfolio holds no Collateralized Mortgage Obligations. The average maturity of the bonds was less than ten
years.   Bond holdings were slightly shorter in duration with heavier emphasis on corporate bonds than that of Lehman Brothers Government/Corporate Bond Index. The Total Return for 1996, after all expenses at the Portfolio level, was 12.44%.


COMPARISON OF 102 MONTH CUMULATIVE TOTAL RETURN*
BETWEEN THE ASSET ALLOCATION PORTFOLIO, LEHMAN BROS
GOV'T CORP INDEX AND S&P500 INDEX

 Period       Asset Allocation    Lehman Bros         S&P 500
                 Portfolio     Gov't Corp Index       Index
                          (in thousands of dollars)
 6/25/87           10.0              10.0              10.0
   12/87            9.5              10.1              10.1
   12/88           10.5              10.9              11.4
   12/89           12.2              12.4              14.4
   12/90           12.3              13.5              13.5
   12/91           14.1              15.6              17.1
   12/92           15.2              16.8              17.8
   12/93           16.8              18.7              19.1
   12/94           16.6              18.0              18.8
   12/95           20.8              21.5              25.2
   12/96           23.4              22.1              30.3

*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT OF INCOME
FISCAL YEARS ENDED 12/31


Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company separate accounts.
The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 10.50%, 9.07% and 7.36%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       USLICO Series Fund
                             Statement of Assets and Liabilities
                                       December 31, 1996



                                                 Common       Money                     Asset        Total
                                                 Stock        Market        Bond      Allocation   Portfolios
                                               Portfolio    Portfolio    Portfolio    Portfolio     Combined
                                              ------------ ------------ ------------ ------------ ------------
ASSETS
 Cash and cash equivalents                   $    299,091 $      4,075 $    183,049 $    731,886 $  1,218,101
 Common stock, at fair value (cost
   $19,758,815 and $6,380,253, respectively)   23,352,538       -            -         7,528,524   30,881,062
 Bonds, at fair value (cost
   $2,509,759 and $6,171,421, respectively)        -            -         2,582,018    6,296,342    8,878,360
 Commercial paper, at amortized
   cost which approximates fair value              -         6,038,599       -            -         6,038,599
 Dividends receivable                              56,019       -            -            18,122       74,141
 Interest receivable                                1,715          214       49,200      117,713      168,842
                                              ------------ ------------ ------------ ------------ ------------
      Total assets                             23,709,363    6,042,888    2,814,267   14,692,587   47,259,105
                                              ------------ ------------ ------------ ------------ ------------
LIABILITIES
 Accrued expenses                                 151,272       63,027       30,882       78,019      323,200
                                              ------------ ------------ ------------ ------------ ------------
      Total liabilities                           151,272       63,027       30,882       78,019      323,200
                                              ------------ ------------ ------------ ------------ ------------

NET ASSETS                                   $ 23,558,091 $  5,979,861 $  2,783,385 $ 14,614,568 $ 46,935,905
                                              ============ ============ ============ ============ ============


Net asset value per share                    $      13.25 $       1.00 $      10.02 $      11.85
                                              ============ ============ ============ ============

Shares outstanding                              1,777,387    5,979,861      277,650    1,233,142
                                              ============ ============ ============ ============

Net assets consist of:
 Capital stock ($.001 par value)             $      1,777 $      5,980 $        278 $      1,233
 Additional paid-in capital                    19,950,628    5,973,881    2,734,074   13,331,655
 Accumulated undistributed
    net investment income                           9,696       -             1,814        5,237
 Accumulated undistributed net
   realized gains (losses) from
   investment transactions                          2,267       -           (25,040)       3,251
 Net unrealized appreciation
    of investments                              3,593,723       -            72,259    1,273,192
                                              ------------ ------------ ------------ ------------
   Net assets                                $ 23,558,091 $  5,979,861 $  2,783,385 $ 14,614,568
                                              ============ ============ ============ ============


   See accompanying notes to financial statements.

                           USLICO Series Fund-Common Stock Portfolio
                                 Statement of Investments
                                    December 31, 1996

Common Stock
                                               Fair                                                      Fair
                                  Shares       Value                                        Shares       Value
                                  ------       -----                                        ------       -----
Aerospace & Defense - 2.20%                               Food, House & Personal Products - (continued)
-----------------------------                             -----------------------------------------------
United Technologies Corp.           7,600 $    519,650    Darden Restaurants, Inc.           26,100 $    231,637
                                            -----------   RJR Nabisco Holdings               11,620      392,175
                                               519,650                                                -----------
                                            -----------                                                1,218,475
Chemicals - 6.59%                                                                                     -----------
-----------------                                         Industrial - 21.25%
W. R. Grace & Co.                  11,200      579,600    -----------------
Great Lakes Chemical               11,100      518,925    Aluminum Co. of America             9,100      575,575
Mallinckrodt Group, Inc.           10,200      453,900    Black & Decker Corp.               11,600      353,800
                                            -----------   Cooper Industries Inc.             11,000      460,625
                                             1,552,425    Deere & Co.                         7,800      323,700
                                            -----------   Genuine Parts  Co.                  7,600      342,950
Computers - 2.35%                                         Harnischfeger Industries , Inc.     4,100      200,900
------------------                                        James River Corp. of Virginia      17,800      602,975
International Business Machines     3,600      553,050    Masco Corp.                        11,000      396,000
                                            -----------   Mead Corp.                          6,200      365,025
                                               553,050    Parker-Hannifin Corp.               8,400      325,500
                                            -----------   Reynolds Metals Co.                 4,200      241,500
Diversified  - 2.19%                                      WMX Technologies, Inc.             24,500      817,688
------------------                                                                                    -----------
Canadian Pacific, Ltd.             10,300      275,525                                                 5,006,238
Rockwell International Corp.        3,900      239,850                                                -----------
                                            -----------   Office Business Equipment - 2.44%
                                               515,375    -----------------------------------
                                            -----------   Xerox Corp.                        10,900      574,975
Drugs & Health Care - 3.20%                                                                           -----------
-----------------------------                                                                            574,975
Bristol-Myers Squibb Co.            4,700      520,525                                                -----------
Meditrust Corp.                     5,900      233,787    Publishing - 1.01%
                                            -----------   -----------------
                                               754,312    Dun & Bradstreet                    9,800      237,650
                                            -----------                                               -----------
Energy - 12.48%                                                                                          237,650
---------------                                                                                       -----------
Amoco Corp.                         6,700      552,750    Realty - 1.00%
Atlantic Richfield Co.              2,800      382,550    --------------
Exxon Corp.                         4,400      437,250    Simon Debartolo Group, Inc.         7,700      234,850
Mobil Corp.                         3,850      475,475                                                -----------
Repsol S.A.  ADS                    6,300      238,613                                                   234,850
TransCanada Pipelines Ltd.         22,800      399,000                                                -----------
USX-Marathon Group                 18,600      453,375    Retail Trade - 2.98%
                                            -----------   --------------------
                                             2,939,013    American Stores Co.                 8,300      339,262
                                            -----------   Dillard Department Stores          11,600      362,500
Finance - 20.84%                                                                                      -----------
---------------                                                                                          701,762
Aetna, Inc.                         9,100      742,788                                                -----------
American Financial Group, Inc.      3,100      116,250    Telecommunications - 8.95%
Bank of Boston Corp.                3,800      255,075    ----------------------------
Chase Manhattan Corp.               2,600      238,550    AT & T Corp.                       10,600      467,725
CoreStates Financial Corp.          6,700      356,775    GTE Corp.                          15,400      706,475
First Union Corp.                   6,200      475,850    NYNEX Corp.                        14,300      713,213
Fleet Financial Group, Inc.        12,200      632,875    Sprint Corp.                        5,600      221,200
General Re Corp.                    2,250      358,875                                                -----------
ITT Hartford Group, Inc.            3,700      256,225                                                 2,108,613
Mellon Bank Corp.                   5,300      391,537                                                -----------
NationsBank Corp.                   5,150      520,794    Utilities - 6.48%
St. Paul Companies                  9,500      562,875    ---------------
                                            -----------   Baltimore Gas & Electric            6,500      176,312
                                             4,908,469    Edison International               12,900      259,613
                                            -----------   Entergy Corp.                      12,100      340,312
Food, House & Personal Products - 5.17%                   GPU, Inc.                           9,200      310,500
------------------------------------------                Peco Energy Co.                    17,550      440,944
Archer-Daniels-Midland  Co.        26,283      594,663                                                -----------
                                                                                                       1,527,681
                                                                                                      -----------

  Total Common Stock                 99.13%                                                           23,352,538

Other Assets and
   Liabilities, Net                    .87%                                                              205,553
                                                                                                      -----------
Net Assets                          100.00%                                                         $ 23,558,091
                                                                                                      ===========

See accompanying notes to financial statements.

                      USLICO Series Fund-Money Market Portfolio
                            Statement of Investments
                               December 31, 1996


                                                                     Principal     Amortized
Commercial Paper                              100.98%                  Amount          Cost
                                                                    ------------  ------------
           Walt Disney World, 5.25%, Due January 6, 1997          $     300,000 $     299,738
           Abbott Laboratories, 5.40%, Due January 7, 1997              175,000       174,816
           Procter & Gamble, 5.32%, Due January 7, 1997                 300,000       299,690
           Motorola Company, 5.30%, Due January 9, 1997                 300,000       299,603
           Aluminum Company, 5.45%, Due January 9, 1997                 300,000       299,591
           Bank One, 5.29%, Due January 10, 1997                        180,000       179,736
           Ameritech Capital, 5.40%, Due January 10, 1997               270,000       269,595
           American General Finance, 5.30%, Due January 13, 1997        300,000       299,425
           Weyerhauser Co., 5.35%, Due January 13, 1997                 300,000       299,420
           Household Finance, 5.33%, Due January 14, 1997               300,000       299,378
           Merrill Lynch, 5.36%, Due January 15, 1997                   300,000       299,330
           AT & T, 5.17%, Due January 15, 1997                          255,000       254,451
           Consolidated Natural Gas, 5.50%, Due January 15, 1997        300,000       299,312
           Chevron Oil Corp., 5.45%, Due January 16, 1997               300,000       299,273
           Florida Power, 5.50%, Due January 17, 1997                   240,000       239,377
           BellSouth Telecommunications, 5.27%, Due January 21, 1997    255,000       254,216
           Dupont, 5.33%, Due January 21, 1997                          275,000       274,155
           Beneficial Corp., 5.37%, Due January 23, 1997                250,000       249,142
           American Express, 5.33%, Due January 27, 1997                300,000       298,801
           General Electric Capital, 5.37%, Due February 3, 1997        300,000       298,478
           Heinz, 5.45%, Due February 7, 1997                           300,000       298,274
           Coca-Cola Company, 5.27%, Due February 28, 1997              255,000       252,798
                                                                    ------------  ------------

    Total Commercial Paper                   100.98%              $   6,055,000     6,038,599
                                                                    ============
Other Assets and
   Liabilities, Net                            (.98)%                                 (58,738)
                                                                                  ------------
Net Assets                                   100.00%                            $   5,979,861
                                                                                  ============


See accompanying notes to financial statements.

                            USLICO Series Fund-Bond Portfolio
                               Statement of Investments
                                  December 31, 1996


                                                              Par          Fair
Bonds                                                        Value         Value
                                                          ------------  ------------
      Government - 34.89%
      ---------------------
      GNMA Pool 181826, 9.00%, Due March, 2021    #     $      32,999 $      34,845
      US Treasury Note, 6.00%, Due September, 1998            325,000       326,320
      US Treasury Note, 6.875%, Due August, 1999              150,000       153,539
      US Treasury Note, 7.25%, Due May, 2016                  175,000       187,031
      US Treasury Note, 7.875%, Due February, 2021            100,000       114,391
      US Treasury Note, 6.875%, Due August, 2025              150,000       154,828
                                                          -----------    ----------
                                                              932,999       970,954
                                                          -----------    ----------
      Finance - 22.07%
      ----------------
      BHP Finance USA, 6.42%, Due March, 2026                 100,000        99,649
      Chase Manhattan, 8.625%, Due May, 2002                  100,000       108,809
      J.P. Morgan Co., 7.625%, Due September, 2004            100,000       105,652
      MBNA Corp., 7.25%, Due September, 2002                  100,000       102,444
      TriNet Corporate Realty Trust, 7.30%, Due May, 2001     100,000       102,297
      U.S. Leasing International, 5.95%, Due October, 2003    100,000        95,508
                                                          ------------  ------------
                                                              600,000       614,359
                                                          ------------  ------------
      Industrial - 12.90%
      -----------------
      Hoechst Celanese, 6.125%, Due February, 2004            100,000        96,699
      Motorola, Inc., 7.60%, Due January, 2007                100,000       106,363
      Norfolk Southern Corp., 7.875%, Due February, 2004       50,000        53,801
      Xerox Corp., 7.15%, Due August, 2004                    100,000       102,308
                                                          ------------  ------------
                                                              350,000       359,171
                                                          ------------  ------------
      Retail Trade - 7.85%
      --------------------
      May Department Stores, 9.875%, Due June, 2000           100,000       110,363
      Wal-Mart Stores, 8.625%, Due April, 2001                100,000       108,087
                                                          ------------  ------------
                                                              200,000       218,450                        *******
                                                          ------------  ------------
      Utilities - 15.06%
      ----------------
      Edison International, 7.375%, Due December, 2003        100,000       101,009
      General Telephone ILL, 7.50%, Due February, 2002  #     100,000       101,520
      United Telecommunications, 9.50%, Due April, 2003       100,000       114,402
      Washington Gas & Light, 7.53%, Due July, 2002           100,000       102,153                             0
                                                          ------------  ------------
                                                              400,000       419,084
                                                          ------------  ------------

   Total Bonds                       92.77%              $  2,482,999     2,582,018
                                                          ============

Other Assets and
   Liabilities, Net                   7.23%                                 201,367
                                                                        ------------
Net Assets                          100.00%                           $   2,783,385
                                                                        ============
# - Callable at the option of the issuer.



See accompanying notes to financial statements.

                       USLICO Series Fund-Asset Allocation Portfolio
                               Statement of Investments
                                  December 31, 1996


Common Stock
                                            Fair
                               Shares       Value                                        Shares       Value
                              ---------  -----------                                    ---------  -----------
Aerospace & Defense - 1.12%                            Food, House & Personal Products - (continued)
-------------------------------                        -----------------------------------------------
United Technologies Corp.        2,400 $    164,100    Darden Restaurants, Inc.            8,400  $    74,550
                                         -----------   RJR Nabisco Holdings                3,760      126,900
                                            164,100                                                -----------
                                         -----------                                                  392,405
Chemicals - 3.43%                                                                                  -----------
-----------------                                      Industrial - 11.03%
W. R. Grace & Co.                3,600      186,300    ------------------
Great Lakes Chemical             3,600      168,300    Aluminum Co. of America             2,900      183,425
Mallinckrodt Group, Inc.         3,300      146,850    Black & Decker Corp.                3,700      112,850
                                         -----------   Cooper Industries Inc.              3,550      148,656
                                            501,450    Deere & Co.                         2,500      103,750
                                         -----------   Genuine Parts Co.                   2,450      110,556
Computers - 1.21%                                      Harnischfeger Industries, Inc.      1,300       63,700
-------------------                                    James River Corp. of Virginia       5,700      193,087
International Business Machines  1,150      176,669    Masco Corp.                         3,700      133,200
                                         -----------   Mead Corp.                          2,000      117,750
                                            176,669    Parker-Hannifin Corp.               2,700      104,625
                                         -----------   Reynolds Metals Co.                 1,350       77,625
Diversified - 1.11%                                    WMX Technologies, Inc.              7,850      261,994
------------------                                                                                 -----------
Canadian Pacific, Ltd.           3,300       88,275                                                 1,611,218
Rockwell International Corp.     1,200       73,800                                                -----------
                                         -----------   Office Business Equipment - 1.27%
                                            162,075    -----------------------------------
                                         -----------   Xerox Corp.                         3,500      184,625
Drugs & Health Care - 1.65%                                                                        -----------
-----------------------------                                                                         184,625
Bristol-Myers Squibb Co.         1,500      166,125                                                -----------
Meditrust Corp.                  1,900       75,287    Publishing - 0.52%
                                         -----------   -----------------
                                            241,412    Dun & Bradstreet                    3,150       76,388
                                         -----------                                               -----------
Energy - 6.50%                                                                                         76,388
---------------                                                                                    -----------
Amoco Corp.                      2,150      177,375    Realty - 0.52%
Atlantic Richfield Co.             950      129,794    ---------------
Exxon Corp.                      1,400      139,125    Simon Debartolo Group, Inc.         2,500       76,250
Mobil Corp.                      1,250      154,375                                                -----------
Repsol S.A. ADS                  2,000       75,750                                                    76,250
TransCanada Pipelines Ltd.       7,300      127,750                                                -----------
USX-Marathon Group               6,000      146,250    Retail Trade - 1.53%
                                         -----------   --------------------
                                            950,419    American Stores Co.                 2,650      108,319
                                         -----------   Dillard Department Stores           3,700      115,625
Finance - 10.84%                                                                                   -----------
----------------                                                                                      223,944
Aetna, Inc.                      2,900      236,713                                                -----------
American Financial Group, Inc.   1,000       37,500    Telecommunications - 4.67%
Bank of Boston Corp.             1,200       80,550    -----------------------------
Chase Manhattan Corp.              850       77,988    AT & T Corp.                        3,450      152,231
CoreStates Financial Corp.       2,100      111,825    GTE Corp.                           4,950      227,081
First Union Corp.                2,000      153,500    NYNEX Corp.                         4,650      231,919
Fleet Financial Group, Inc.      3,900      202,312    Sprint Corp.                        1,800       71,100
General Re Corp.                   750      119,625                                                -----------
ITT Hartford Group, Inc.         1,200       83,100                                                   682,331
Mellon Bank Corp.                1,800      132,975                                                -----------
NationsBank Corp.                1,650      166,856    Utilities - 3.43%
St. Paul Companies               3,050      180,713    ---------------
                                         -----------   Baltimore Gas & Electric            2,450       66,456
                                          1,583,657    Edison International                4,100       82,512
                                         -----------   Entergy Corp.                       3,950      111,094
Food, House & Personal Products - 2.69%                GPU, Inc.                           2,950       99,563
-----------------------------------------              Peco Energy Co.                     5,650      141,956
Archer-Daniels-Midland Co.       8,440      190,955                                                -----------
                                                                                                      501,581
                                                                                                   -----------



Total Common Stock           51.52%                                                                 7,528,524
                                                                                                   -----------


                                                                                             (continued)


                     USLICO Series Fund-Asset Allocation Portfolio
                             Statement of Investments
                                December 31, 1996


Bonds                                                            Par           Fair
                                                                Value         Value
                                                             ------------  ------------
      Government - 15.36%
      ----------------------
      FHLMC, 9.00%, Due October, 2019  #                   $      27,238 $      28,898
      GNMA, 10.00%, Due February, 2016  #                          9,088        10,011
      US Treasury Note, 6.00%, Due September, 1998               600,000       602,437
      US Treasury Note, 6.875%, Due August, 1999                 350,000       358,258
      US Treasury Note, 8.00%, Due May, 2001                     500,000       536,953
      US Treasury Note, 7.25%, Due May, 2016                     250,000       267,188
      US Treasury Note, 7.875%, Due February, 2021               250,000       285,977
      US Treasury Note, 6.875%, Due August, 2025                 150,000       154,828
                                                             ------------  ------------
                                                               2,136,326     2,244,550
                                                             ------------  ------------
      Finance - 10.88%
      -----------------
      BHP Finance USA, 6.42%, Due March, 2026                    100,000        99,649
      Chase Manhatttan, 8.625%, Due May, 2002                    100,000       108,809
      Citicorp, 7.125%, Due June, 2003                           100,000       101,913
      Discover Card Trust 1991-D, 8.00%, Due October, 1998       100,000       103,148
      Ford Motor Credit, 8.00%, Due June, 2002                   150,000       159,525
      General Electric Capital, 7.875%, Due December, 2006       100,000       107,364
      J.P. Morgan Co., 7.625%, Due September, 2004               100,000       105,652
      MBNA Corp., 7.25%, Due September, 2002                     100,000       102,444
      Morgan Stanley, 6.375%, Due December, 2003                 150,000       146,361
      Norwest Financial, 6.125%, Due August, 2003                150,000       146,069
      Standard Credit Corp., 9.375%, Due July, 1997              100,000       101,738
      Texaco Capital, Inc., 8.03%, Due October, 2002             100,000       106,662
      TriNet Corporate Realty Trust, 7.30%, Due May, 2001        100,000       102,297
      U.S. Leasing International, 6.70%, Due April, 2003         100,000        98,384
                                                             ------------  ------------
                                                               1,550,000     1,590,015
                                                             ------------  ------------
      Industrial - 7.05%
      ----------------------
      Canadian Pacific, 6.875%, Due April, 2003                  100,000       100,000
      Communications Satellite Corp., 8.125%, Due April, 2004    100,000       107,640
      Equitable Resources, 8.19%, Due November, 2001             100,000       105,886
      Hoechst Celanese, 6.125%, Due February, 2004               100,000        96,699
      Lowe's Cos., 7.25%, Due August, 2002                       100,000       101,028
      Motorola, Inc., 7.60%, Due January, 2007                   100,000       106,363
      Norfolk Southern Corp., 7.875%, Due February, 2004         100,000       107,602
      PepsiCo Inc., 7.75%, Due October, 1998                     100,000       102,530
      Warner Lambert, 6.625%, Due September, 2002                100,000       100,528
      Xerox Corp., 7.15%, Due August, 2004                       100,000       102,308
                                                             ------------  ------------
                                                               1,000,000     1,030,584
                                                             ------------  ------------

                                                                   (continued)


                         USLICO Series Fund-Asset Allocation Portfolio
                               Statement of Investments
                                  December 31, 1996


Bonds, continued                                                 Par           Fair
                                                                Value         Value
                                                             ------------  ------------
      Retail Trade - 2.83%
      --------------------
      J.C. Penney, 6.125%, Due November, 2003              $     100,000 $      96,715
      May Department Stores, 9.875%, Due June, 2000              100,000       110,363
      Sears, 6.54%, Due July, 2003                               100,000        98,763
      Wal-Mart Stores, 8.625%, Due April, 2001                   100,000       108,087
                                                             ------------  ------------
                                                                 400,000       413,928
                                                             ------------  ------------
      Utilities - 6.96%
      ---------------
      Allegheny Generating, 5.625%, Due September, 2003          100,000        94,618
      AT&T Corp., 7.125%, Due January, 2002                      100,000       102,700
      Edison International, 7.375%, Due December, 2003           100,000       101,009
      General Telephone SE, 7.625%, Due July, 2002   #           100,000       101,690
      Illinois Bell Telephone, 7.625%, Due April, 2006  #        100,000       101,495
      Kansas City Power & Light, 7.40%, Due February, 2008       100,000       102,958
      Ohio Bell Telephone, 6.75%, Due July, 2008   #             100,000        97,913
      Pacific Bell, 7.00%, Due July, 2004                        100,000       101,777
      South Carolina Electric & Gas, 6.00%, Due June, 2000       100,000        98,703
      United Telecommunications, 9.50%, Due April, 2003          100,000       114,402
                                                             ------------  ------------
                                                               1,000,000     1,017,265
                                                             ------------  ------------

 Total         43.08%                                      $   6,086,326     6,296,342
                                                                           ------------

Total          94.60%                                                       13,824,866

Other Assets and
   Liabilities  5.40%                                                          789,702
                                                                           ------------

Net Assets    100.00%                                                    $  14,614,568
                                                                            ============



# - Callable at the option of the issuer.


See accompanying notes to financial statements.

                                   USLICO Series Fund
                    Statement of Operations and Changes in Net Assets
                          For the Year Ended December 31, 1996



                                                   Common       Money                   Asset
                                                   Stock       Market       Bond      Allocation
                                                 Portfolio    Portfolio   Portfolio   Portfolio
                                                ------------ ----------- ----------- ------------
Investment income:
   Income:
     Dividends                                 $    664,783 $      -    $      -    $    221,817
     Interest                                        30,003     325,239     205,834      491,561
                                                ------------ ----------- ----------- ------------
           Total income                             694,786     325,239     205,834      713,378
                                                ------------ ----------- ----------- ------------

   Expenses:
     Accounting fee                                  15,497       4,055       2,526       10,465
     Custodian fee                                   15,347      10,851       2,363       13,960
     Management fee                                  53,353      14,752       7,176       34,689
     Other administrative                            75,863      14,598       9,462       44,953
                                                ------------ ----------- ----------- ------------
          Total expenses                            160,060      44,256      21,527      104,067
                                                ------------ ----------- ----------- ------------
Net investment income                               534,726     280,983     184,307      609,311
                                                ------------ ----------- ----------- ------------
Realized and unrealized gains (losses)
  on investments:
   Net proceeds from sales                       16,528,720   1,036,915   1,711,952    8,246,310
   Cost of securities sold                      (13,483,386) (1,036,935) (1,736,992)  (7,198,529)
                                                ------------ ----------- ----------- ------------
Net realized gains (losses) on investments        3,045,334         (20)    (25,040)   1,047,781
Net unrealized gains (losses) on investments        637,356       -         (85,813)     (49,855)
                                                ------------ ----------- ----------- ------------
Net gains (losses) on investments                 3,682,690         (20)   (110,853)     997,926
                                                ------------ ----------- ----------- ------------
     Net increase in net assets
       resulting from operations                  4,217,416     280,963      73,454    1,607,237

Distributions to shareholders from:
   Net investment income                           (521,719)   (280,983)   (182,987)    (604,001)
   Net realized (gains) losses on investment     (3,045,334)         20       -       (1,047,782)

Capital share transactions                        2,939,392     160,391    (175,907)     983,335
                                                ------------ ----------- ----------- ------------
     Net increase (decrease) in net assets        3,589,755     160,391    (285,440)     938,789

Net assets, beginning of year                    19,968,336   5,819,470   3,068,825   13,675,779
                                                ------------ ----------- ----------- ------------
Net assets, end of year                        $ 23,558,091 $ 5,979,861 $ 2,783,385 $ 14,614,568
                                                ============ =========== =========== ============

See accompanying notes to financial statements.

                                   USLICO Series Fund
                   Statement of Operations and Changes in Net Assets
                          For the Year Ended December 31, 1995



                                               Common       Money                   Asset
                                               Stock       Market       Bond      Allocation
                                             Portfolio    Portfolio   Portfolio   Portfolio
                                            ------------ ----------- ----------- ------------
Investment income:
   Income:
     Dividends                             $    586,560 $      -    $      -    $    204,665
     Interest                                    56,673     345,679     198,713      453,027
                                            ------------ ----------- ----------- ------------
           Total income                         643,233     345,679     198,713      657,692
                                            ------------ ----------- ----------- ------------

   Expenses:
     Accounting fee                              20,547       6,966       3,333       14,351
     Custodian fee                               13,782      10,273       2,221       12,331
     Management fee                              23,450       7,184       3,692       16,081
     Other administrative                        52,754      11,539       8,258       33,232
                                            ------------ ----------- ----------- ------------
          Total expenses                        110,533      35,962      17,504       75,995
                                            ------------ ----------- ----------- ------------
Net investment income                           532,700     309,717     181,209      581,697
                                            ------------ ----------- ----------- ------------
Realized and unrealized gains
  on investments:
   Net proceeds from sales                   10,275,292       -         870,439    5,208,193
   Cost of securities sold                   (9,268,825)      -        (849,932)  (4,811,709)
                                            ------------ ----------- ----------- ------------
Net realized gains on investments             1,006,467       -          20,507      396,484
Net unrealized gains on investments           3,154,718       -         256,864    1,694,675
                                            ------------ ----------- ----------- ------------
Net gains on investments                      4,161,185       -         277,371    2,091,159
                                            ------------ ----------- ----------- ------------
     Net increase in net assets
       resulting from operations              4,693,885     309,717     458,580    2,672,856

Distributions to shareholders from:
   Net investment income                       (535,933)   (309,717)   (181,195)    (582,747)
   Net realized gains on investment          (1,004,200)      -         (20,507)    (393,232)

Capital share transactions                    2,127,095      67,044     327,227    1,430,618
                                            ------------ ----------- ----------- ------------
     Net increase in net assets               5,280,847      67,044     584,105    3,127,495

Net assets, beginning of year                14,687,489   5,752,426   2,484,720   10,548,284
                                            ------------ ----------- ----------- ------------
Net assets, end of year                    $ 19,968,336 $ 5,819,470 $ 3,068,825 $ 13,675,779
                                            ============ =========== =========== ============

See accompanying notes to financial statements.

USLICO Series Fund - Notes to Financial Statements - December 31, 1996

(1) Organization - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of United Services Life Insurance Company (United Services) and ReliaStar Bankers Security Life Insurance Company (ReliaStar Bankers), previously Bankers Security Life Insurance Society, to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2)  Summary of Significant Accounting Policies
  (a)  Valuation of Investments
       1. Common Stock, Bond and Asset Allocation Portfolios - Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.
       2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.
  (b) Income Recognition - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.
  (c) Other Administrative Fees - Other administrative fees are charged to the Portfolios at an annual percentage rate of .5%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.
  (d) Federal Income Taxes - Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with subchapter M and meets certain other requirements. (Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.
  (e) Management Fees - The Fund's investment advisers are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. During 1996 and 1995, the adviser was paid a fee at an annual rate of .25% of the net asset value of the Portfolios except for the period from January 1, 1995 to June 30, 1995 during which no investment advisory fee was charged pending approval of new advisory agreements which were received on June 30, 1995. The maximum management fee which may be charged is an annual percentage rate of .50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof.
  (f) Contributions and Withdrawals - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.
  (g) Reclassifications - Certain prior year amounts have been reclassified to conform to current year presentation.

(3) Affiliations and Related Party Transactions - United Services and ReliaStar Bankers are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Washington Square Advisers, Inc., previously Washington Square Capital, Inc., a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Fund. The Fund's distributor, ReliaStar Financial Marketing Corporation, previously known as USLICO Securities Corp., is also a direct wholly-owned ReliaStar subsidiary. Newbold's Asset Management, Inc. serves as investment sub-adviser for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchases securities through Newbold's Asset Management, Inc. in the normal course of business.

Officers of the Fund are also officers of ReliaStar, ReliaStar Financial Marketing Corporation, United Services and ReliaStar Bankers and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board receive a fee of $500 for each meeting attended. For the year ended December 31, 1996 and 1995, total fees paid to the Trustees aggregated $6,000 in both periods for all Portfolios combined.

(4) Investments - As of December 31, 1996, net unrealized appreciation for each portfolio was as follows:




                                                             Net
                                                          Unrealized
  Portfolio           Appreciation      Depreciation      Appreciation
  ---------           ------------      ------------      ------------
  Common Stock        $3,773,326 	      $ (179,603)         $3,593,723
  Money Market           N/A                N/A                 N/A
  Bond                    77,545            (5,286)             72,259
  Asset Allocation     1,363,315           (90,123)          1,273,192

(5) Capital Share Transactions - Transactions in capital stock for the year ended December 31, were as follows:

									                              SHARES       		                AMOUNT
							 		                         1996       1995   	           1996                1995
Common Stock Portfolio:
	Shares sold.................       -         47,165         $   	-	        	$     586,962
	Shares issued in reinvestment
 of dividends.................  240,885      118,938            3,567,053 		     1,540,133
                                -------      -------            ---------        ---------
                                240,885      166,103 	          3,567,053        2,127,095
	Shares redeemed..............  (45,635) 		     -         		     (627,661) 	           -
                                --------     -------            ---------        ---------
		Net increase................  195,250 	    166,103 	       $  2,939,392    $   2,127,095
                                ========     =======            =========        =========
Money Market Portfolio:
	Shares sold..................    	-   	      36,248	        $         -     $      36,248
	Shares issued in reinvestment
 of dividends.................  280,983      309,717		            280,983		        309,717
 Realized loss on sale
 commercial paper ...........	     	(20)        -                     (20)             -
                                -------     --------              -------          -------
                      							   280,963      345,965 	            280,963 	       	345,965
	Shares redeemed.............  (120,572)	   (278,921)            (120,572)	       (278,921)
                                -------      -------             --------          --------
 	Net increase...............   160,391		     67,044 	      $     160,391    $      67,044
                                =======     ========             ========          ========
Bond Portfolio:
 Shares sold................       	-        12,189     	   $        -   	  	$     125,525
 Shares issued in reinvestment
 of dividends.................   18,177 		   19,469 		            182,987 	        201,702
                                 ------      ------               -------          -------
                   									     18,177	     31,658               182,987          327,227
	Shares redeemed..............  (36,142) 		    -  	              (358,894)             -
                                 ------      ------               -------          -------
		Net increase (decrease).....  (17,965) 		  31,658    	    $    (175,907)  	$     327,227
                                 ======      ======               =======          =======
Asset Allocation Portfolio:
	Shares sold..................     -         42,559        	$       -       	$     496,970
	Shares issued in reinvestment
 of dividends.................  131,268      82,056 		         1,651,783           975,979
                                -------      ------            ---------           -------
                     								   131,268     124,615            1,651,783        	1,472,949
	Shares redeemed..............  (55,106)     (3,664) 	          (668,448)	         (42,331)
                                 ------	    -------            ---------         ----------
	Net increase................    76,162 	   120,951         $    983,335    	$   1,430,618
                                =======     =======            =========         ==========

                                   USLICO Series Fund
                            Condensed Financial Information
                          For the Year Ended December 31, 1996


                                             Common      Money                    Asset
                                              Stock      Market       Bond     Allocation
                                            Portfolio   Portfolio   Portfolio   Portfolio
                                           ----------- ----------- ----------- -----------
FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning year           $     12.62 $      1.00 $     10.38 $     11.82
Income from investment operations:
  Net investment income                          0.34        0.05        0.64        0.53
  Net realized and unrealized
     gains (losses) on securities                2.55            -      (0.36)       0.94
                                           ----------- ----------- ----------- -----------
  Total from investment operations               2.89        0.05        0.28        1.47
Distributions:
  Distribution of income                        (0.33)      (0.05)      (0.64)      (0.53)
  Distribution of capital gains                 (1.93)          -           -       (0.91)
                                           ----------- ----------- ----------- -----------
  Net asset value, end of year            $     13.25 $      1.00 $     10.02 $     11.85
                                           =========== =========== =========== ===========

Total return                                    22.90%       5.00%       2.70%      12.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                   $23,558,091 $ 5,979,861 $ 2,783,385 $14,614,568

Expenses to average net assets                   0.75%       0.75%       0.75%       0.75%
Net investment income to average net assets      2.50%       4.77%       6.45%       4.39%
Portfolio turnover rate                         79.17%     N/A          47.37%      61.98%
Weighted average number of shares outstanding
   for year ended  December 31, 1996        1,575,455   5,897,797     284,090   1,148,567

                                For the Year Ended December 31, 1995

FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of year        $     10.37 $      1.00 $      9.41 $     10.18
Income from investment operations:
  Net investment income                          0.36        0.05        0.66        0.55
  Net realized and unrealized
     gains on securities                         2.95            -       1.04        2.01
                                           ----------- ----------- ----------- -----------
  Total from investment operations               3.31        0.05        1.70        2.56
Distributions:
  Distribution of income                        (0.37)      (0.05)      (0.66)      (0.55)
  Distribution of capital gains                 (0.69)          -       (0.07)      (0.37)
                                           ----------- ----------- ----------- -----------
  Net asset value, end of year            $     12.62 $      1.00 $     10.38 $     11.82
                                           =========== =========== =========== ===========

Total return                                    31.92%       5.00%      18.07%      25.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                   $19,968,336 $ 5,819,470 $ 3,068,825 $13,675,779

Expenses to average net assets                   0.63%       0.63%       0.63%       0.63%
Net investment income to average net assets      3.07%       5.37%       6.49%       4.81%
Portfolio turnover rate                         62.51%     N/A          32.67%      44.97%
Weighted average number of shares outstanding
   for year ended December 31, 1995         1,450,668   5,763,272     276,475   1,068,503


                                      USLICO Series Fund
                              Condensed Financial Information
                            For the Year Ended December 31, 1994


                                             Common      Money                    Asset
                                              Stock      Market       Bond     Allocation
                                            Portfolio   Portfolio   Portfolio   Portfolio
                                           ----------- ----------- ----------- -----------
FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of year        $     11.23 $      1.00 $     10.49 $     11.26
Income from investment operations:
  Net investment income                          0.36        0.04        0.67        0.55
  Net realized and unrealized
     losses on securities                       (0.05)           -      (1.06)      (0.70)
                                           ----------- ----------- ----------- -----------
  Total from investment operations               0.31        0.04       (0.39)      (0.15)
Distributions:
  Distribution of income                        (0.36)      (0.04)      (0.67)      (0.55)
  Distribution of capital gains                 (0.81)           -      (0.02)      (0.38)
                                           ----------- ----------- ----------- -----------
  Net asset value, end of year            $     10.37 $      1.00 $      9.41 $     10.18
                                           =========== =========== =========== ===========

Total return                                     2.76%       4.00%    (3.72)%     (1.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                   $14,687,489 $ 5,752,426 $ 2,484,720 $10,548,284

Expenses to average net assets                   0.75%       0.75%       0.75%       0.75%
Net investment income to average net assets      3.23%       3.54%       6.67%       5.09%
Portfolio turnover rate                         59.41%     N/A          10.94%      28.53%
Weighted average number of shares outstanding
   for year ended December 31, 1994         1,195,719   5,527,212     254,126     892,257

                                  For the Year Ended December 31, 1993

FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of year        $     10.45 $      1.00 $     10.21 $     10.71
Income from investment operations:
  Net investment income                          0.32        0.02        0.70        0.58
  Net realized and unrealized
     gains on securities                         0.78            -       0.37        0.58
                                           ----------- ----------- ----------- -----------
  Total from investment operations               1.10        0.02        1.07        1.16
Distributions:
  Distribution of income                        (0.32)      (0.02)      (0.70)      (0.58)
  Distribution of capital gains                       -         -       (0.09)      (0.03)
                                           ----------- ----------- ----------- -----------
  Net asset value, end of year            $     11.23 $      1.00 $     10.49 $     11.26
                                           =========== =========== =========== ===========

Total return                                    10.53%       2.00%      10.48%      10.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                   $12,449,453 $ 5,371,877 $ 2,631,773 $ 9,127,047

Expenses to average net assets                   0.75%       0.75%       0.75%       0.75%
Net investment income to average net assets      2.93%       2.42%       6.62%       5.09%
Portfolio turnover rate                         51.27%     N/A          19.04%      27.80%
Weighted average number of shares outstanding
   for year ended December 31, 1993         1,079,215   5,386,166     243,616     772,390

                                          USLICO Series Fund
                                   Condensed Financial Information
                               For the Year Ended December 31, 1992


                                             Common      Money                    Asset
                                              Stock      Market       Bond     Allocation
                                            Portfolio   Portfolio   Portfolio   Portfolio
                                           ----------- ----------- ----------- -----------
FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of year        $     10.55 $      1.00 $     10.21 $     10.71
Income from investment operations:
  Net investment income                          0.38        0.03        0.73        0.61
  Net realized and unrealized
     gains on securities                         0.22            -       0.06        0.19
                                           ----------- ----------- ----------- -----------
  Total from investment operations               0.60        0.03        0.79        0.80
Distributions:
  Distribution of income                        (0.70)      (0.03)      (0.79)      (0.78)
  Distribution of capital gains                      -           -           -      (0.02)
                                           ----------- ----------- ----------- -----------
  Net asset value, end of year            $     10.45 $      1.00 $     10.21 $     10.71
                                           =========== =========== =========== ===========

Total return                                     5.69%       3.00%       7.74%       7.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                   $11,102,452 $ 5,464,509 $ 2,507,559 $ 8,054,067

Expenses to average net assets                   0.75%       0.75%       0.75%       0.75%
Net investment income to average net assets      3.53%       2.98%       7.16%       5.61%
Portfolio turnover rate                         36.00%     N/A          41.30%      26.79%
Weighted average number of shares outstanding
   for year ended December 31, 1992           994,102   5,433,008     238,112     665,240

                               INDEPENDENT AUDITORS' REPORT

The Board of Trustees
USLICO Series Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of USLICO Series Fund (consisting of the common stock, money market, bond, and asset allocation portfolios) as of December 31, 1996, and the related statements of operations and changes in net assets and the condensed financial information for the years ended December 31, 1996 and 1995. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the condensed financial information based on our audits. The condensed financial information for the years ended December 31, 1994, 1993 and 1992 were audited by other auditors whose report, dated February 2, 1995 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the condensed financial information referred to above present fairly, in all material respects, the net assets and investments of each of the respective portfolios constituting the USLICO Series Fund as of December 31, 1996, and the results of their operations and changes in their net assets and the condensed financial information for the years ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP

Minneapolis, MN
January 31, 1997